Share-based payments - Assumptions used to determine the fair value of option grants (Details)	12 Months Ended
Aug. 31, 2025 Y $ / shares
October 23, 2020
Share-based payments
Exercise price	$ 3,634.84
Market Price	$ 3,634.84
Expected volatility	97.00%
Risk-free interest rate	0.40%
Expected life | Y	5
November 24, 2020
Share-based payments
Exercise price	$ 16,003.13
Market Price	$ 13,500
Expected volatility	101.00%
Risk-free interest rate	0.40%
Expected life | Y	5
November 24, 2020
Share-based payments
Exercise price	$ 5,673.16
Market Price	$ 13,500
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
November 30, 2022
Share-based payments
Exercise price	$ 6,088.5
Market Price	$ 6,088.5
Expected volatility	107.00%
Risk-free interest rate	3.10%
Expected life | Y	5
December 1, 2022
Share-based payments
Exercise price	$ 5,872.5
Market Price	$ 5,872.5
Expected volatility	107.00%
Risk-free interest rate	3.00%
Expected life | Y	5
March 22, 2023
Share-based payments
Exercise price	$ 5,683.5
Market Price	$ 5,055.75
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	2
March 25, 2023
Share-based payments
Exercise price	$ 5,683.5
Market Price	$ 5,143.5
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
March 25, 2023
Share-based payments
Exercise price	$ 5,683.5
Market Price	$ 5,143.5
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
April 20, 2023
Share-based payments
Exercise price	$ 5,832
Market Price	$ 5,305.5
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	5
December 29, 2023
Share-based payments
Exercise price	$ 4,630.5
Market Price	$ 1,512
Expected volatility	76.00%
Risk-free interest rate	3.10%
Expected life | Y	5
January 26, 2024
Share-based payments
Exercise price	$ 1,026
Market Price	$ 1,077.3
Expected volatility	76.00%
Risk-free interest rate	3.50%
Expected life | Y	5
July 25, 2025
Share-based payments
Exercise price	$ 6.61
Market Price	$ 6.6
Expected volatility	101.00%
Risk-free interest rate	2.80%
Expected life | Y	5